PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Balance	$ 1,472
Balance	2,904	$ 1,472
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	5,054	4,338
Additions	2,098	716
Disposals	(1,085)
Balance	6,067	5,054
Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(3,582)	(3,125)
Depreciation	666	457
Disposals	(1,085)
Balance	(3,163)	(3,582)
Computers and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance	393
Balance	454	393
Computers and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	2,146	2,009
Additions	139	137
Disposals	(596)
Balance	1,689	2,146
Computers and equipment | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(1,753)	(1,695)
Depreciation	78	58
Disposals	(596)
Balance	(1,235)	(1,753)
Equipment and devices for leasing and for internal use
Disclosure of detailed information about property, plant and equipment [line items]
Balance	866
Balance	1,349	866
Equipment and devices for leasing and for internal use | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	2,101	1,527
Additions	1,028	574
Disposals	(489)
Balance	2,640	2,101
Equipment and devices for leasing and for internal use | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(1,235)	(854)
Depreciation	545	381
Disposals	(489)
Balance	(1,291)	(1,235)
Office furniture and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance	121
Balance	120	121
Office furniture and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	481	476
Additions	16	5
Balance	497	481
Office furniture and equipment | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(360)	(345)
Depreciation	17	15
Balance	(377)	(360)
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Balance	92
Balance	981	92
Leasehold improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	326	326
Additions	915
Balance	1,241	326
Leasehold improvements | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(234)	(231)
Depreciation	26	3
Balance	$ (260)	$ (234)